Net Income Per Share - Schedule of Calculation of Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net income attributable to Sunlands Technology Group used in basic and diluted net income per share:
Net Income (Loss)	¥ 365,631	$ 52,284	¥ 342,082	¥ 640,830
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/income per share	6,736,373	6,736,373	6,824,824	6,899,456
Weighted average ordinary shares outstanding used in computing diluted net (loss)/income per share	6,736,373	6,736,373	6,824,824	6,899,456
Net income per share
Basic | (per share)	¥ 54.28	$ 7.76	¥ 50.12	¥ 92.88
Diluted | (per share)	¥ 54.28	$ 7.76	¥ 50.12	¥ 92.88